SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Depreciation Rates	7.00%
Computer software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Depreciation Rates	33.00%
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Depreciation Rates	15.00%
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Depreciation Rates	[1]

[1]	Over the shorter of the lease term (including the option) or useful life